SHARE BASED COMPENSATION (Details Narrative)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2021 $ / shares
Statement [Line Items]
Number of share units issuable			15,000,000
Share-based compensation expense | $	$ 2,382,000
Granting of share options percentage	10
Issued and outstanding common shares at the time of grant, subject to a maximum | shares	39,670,000
Aggregate options granted | shares	26,226,093	23,401,593
Weighted average exercise per share price		$ 0.72	$ 1.49
Weighted average share price at the date of exercise		$ 0.67	1.41
Stock options granted	4,171,000	3,671,000
Ranges Exercise Prices For Outstanding Share Options [Member]
Statement [Line Items]
Weighted average exercise per share price		$ 0.56	$ 1.54
Stock options granted	26,226,093	23,401,593